PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2022
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment
A summary of property, plant and equipment is as follows:

	June 30,
	2021	2022
Buildings	$73,617	$70,944
Machinery	15,110	15,619
Software	16,294	20,293
Vehicles	4,860	4,717
Electronic and other equipment	41,154	45,512
Construction in progress	22,434	27,213

	$173,469	$184,298
Less: Accumulated depreciation and impairment	(79,423)	(86,049)

	$94,046	$98,249

Schedule of Assets leased to others under operating leases	The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts as shown below:

	June 30,
	2021	2022
Buildings leased to others - at original cost	$23,491	$22,664
Less: Accumulated depreciation	(7,950)	(8,044)

Buildings leased to others - net	$15,541	$14,620